Share capital and Treasury shares	6 Months Ended
Jun. 30, 2024
Share capital and Treasury shares
Share capital and Treasury shares

12.Share capital and Treasury shares

For a discussion of our at the market offering program with Jefferies LLC for the fiscal year ended December 31, 2023, please refer to Note 12 “Share capital” of our Annual Report on Form 20-F for the year ended December 31, 2023 filed on March 14, 2024.

In Q2 2024, the Company issued 5,700,000 registered shares to AC Immune USA, Inc. pursuant to a share agreement, which were subsequently repurchased to be held as treasury shares.

In Q2 2024, the Company sold 30,232 common shares previously held as treasury shares pursuant to the Sales Agreement, raising USD 0.1 (CHF 0.1) million, net of underwriting fees.

As of June 30, 2024 and December 31, 2023, the Company had 10,902,617 and 5,243,958 treasury shares remaining, respectively.